Taxes - Tax loss (Details) - CHF (SFr)	Jul. 18, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred taxes
Unrecorded tax losses carry forwards		SFr 189,517,835	SFr 55,415,217	SFr 82,330,641
Tax losses renewed	SFr 138,000,000
Not later than one year
Deferred taxes
Unrecorded tax losses carry forwards		15,982,220	27,481,171	28,861,010
Later than one year and not later than two years
Deferred taxes
Unrecorded tax losses carry forwards		1,224,210	15,982,220	28,287,766
Later than two years and not later than three years
Deferred taxes
Unrecorded tax losses carry forwards		3,540,541	1,224,210	15,982,220
Later than three years and not later than four years
Deferred taxes
Unrecorded tax losses carry forwards		141,425,567	3,540,541	1,224,210
Later than four years and not later than five years
Deferred taxes
Unrecorded tax losses carry forwards		290,949	3,309,636	3,540,541
Later than five years and not later than six years
Deferred taxes
Unrecorded tax losses carry forwards		3,586,490	290,949	3,309,636
Later than six years and not later than seven years
Deferred taxes
Unrecorded tax losses carry forwards		SFr 23,467,858	SFr 3,586,490	SFr 1,125,258